Segment Reporting - Schedule of Revenue and Gross Profit by Reporting Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 192,519	$ 54,246
Cost of revenue	122,516	39,713
Gross profit	70,003	14,533
Hosting Service
Segment Reporting Information [Line Items]
Cost of revenue	31,231	11,829
Equipment Sales
Segment Reporting Information [Line Items]
Cost of revenue	22,535	26,231
Digital asset mining income
Segment Reporting Information [Line Items]
Cost of revenue	68,750	1,653
Equipment Sales and Hosting Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	59,519	44,618
Cost of revenue	53,766	38,060
Gross profit	5,753	6,558
Equipment Sales and Hosting Segment | Hosting Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	33,214	12,692
Cost of revenue	31,231	11,829
Equipment Sales and Hosting Segment | Equipment Sales | Operating Segments
Segment Reporting Information [Line Items]
Revenue	26,305	31,926
Cost of revenue	22,535	26,231
Mining Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	133,000	9,628
Cost of revenue	68,750	1,653
Gross profit	64,250	7,975
Mining Segment | Digital asset mining income | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 133,000	$ 9,628